Condensed Consolidated Cash Flow Statement (Parenthetical) £ in Millions	6 Months Ended
Jun. 30, 2020 GBP (£)
Statement [Line Items]
Payments of lease liabilities, classified as financing activities	£ 28	[1]
Change in operating liabiities	9,728	[1]
Change in operating liabilities
Statement [Line Items]
Change in operating liabiities	£ 28

[1]	For H121, Principal elements of lease payments are included as a separate line item in the Condensed Consolidated Cash Flow Statement. As a result, cash flows of £28m for H120 have been reclassified from 'Change in operating liabilities' within operating activities to 'Principal elements of lease payments' within financing activities.